TRAVELERS PORTFOLIO ARCHITECT VARIABLE ANNUITY
                                              SUPPLEMENT DATED AUGUST 7, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Portfolio Architect Variable Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                                    TOTAL ANNUAL
                                                                                DISTRIBUTION                          OPERATING
                                                             MANAGEMENT FEE    AND/OR SERVICE    OTHER EXPENSES       EXPENSES
                                                             (AFTER EXPENSE         FEES         (AFTER EXPENSE    (AFTER EXPENSE
FUNDING OPTIONS:                                             REIMBURSEMENT)     (12b-1 FEES)     REIMBURSEMENT)    REIMBURSEMENT)
----------------                                             --------------    --------------    --------------    --------------
DELAWARE VIP TRUST
   VIP REIT Series -- Standard Class......................       0.71%               --               0.14%           0.85% (4)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares*.............       0.31%**            0.25%             0.03%           0.59% (16)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(10) As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%

(11) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.

(12) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%

(13) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(14) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(15) Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(16) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

(17) If certain expenses had not been assumed by Van Kampen, Total Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(18) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(19) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(20) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Note (16) is deleted from the Van Kampen Life Investment Trust: Comstock Portfolio Class II Shares.

The Examples are revised as follows:

EXAMPLE:  WITH E.S.P.

                                                                IF CONTRACT IS SURRENDERED AT THE
                                                                       END OF PERIOD SHOWN:
                                                      -------------------------------------------------------
 FUNDING OPTION                                        1 YEAR       3 YEARS        5YEARS        10 YEARS
----------------                                      ----------  -------------  ------------  --------------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class.................     85           127            172            281
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares.........     82           119            159            255

             IF CONTRACT IS NOT SURRENDERED OR
            ANNUITIZED AT END OF PERIOD SHOWN:
 ----------------------------------------------------------
   1 YEAR       3 YEARS         5 YEARS        10 YEARS
 ------------ -------------  --------------  --------------

     25            77             132             281

     22            69             119             255

EXAMPLE:  WITHOUT E.S.P

                                                                IF CONTRACT IS SURRENDERED AT THE
                                                                       END OF PERIOD SHOWN:
                                                      -------------------------------------------------------
 FUNDING OPTION                                        1 YEAR       3 YEARS        5YEARS        10 YEARS
----------------                                      ----------  -------------  ------------  --------------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class.................     83           121            162            261
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares.........     80           113            148            234


             IF CONTRACT IS NOT SURRENDERED OR
            ANNUITIZED AT END OF PERIOD SHOWN:
 ----------------------------------------------------------
   1 YEAR       3 YEARS         5 YEARS        10 YEARS
 ------------ -------------  --------------  --------------

     23            71             122             261

     20            63             108             234


The Variable Funding Options Section is revised as follows:

         INVESTMENT                               INVESTMENT                            INVESTMENT
           OPTIONS                                OBJECTIVE                         ADVISER/SUBADVISER
---------------------------------       ------------------------------      --------------------------------
JANUS ASPEN SERIES
   Global Life Sciences Portfolio       Under normal circumstances,         Janus Capital
    - Service Shares                    invests at least 80% of its
                                        net assets in securities of
                                        companies that the manager
                                        believes have a life science
                                        orientation. This policy is
                                        implemented by investing
                                        primarily in equity securities
                                        of U.S. and foreign companies
                                        selected for their growth
                                        potential.

   Global Technology Portfolio -        Under normal circumstances,         Janus Capital
    Service Shares                      invests at least 80% of its
                                        net assets in securities of
                                        companies that the manager
                                        believes will benefit
                                        significantly from advances or
                                        improvements in technology.
                                        This policy is implemented by
                                        investing primarily in equity
                                        securities of U.S. and foreign
                                        companies selected for their
                                        growth potential.

The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12998                                                          August 7, 2002